Fair Value Measurements - Summary of fair value of the warrant liabilities (Detail) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of Public Warrants and Private Placement Warrants	$ 959,526		$ 310,330,174
Warrant liabilities (Level 3) [Member] | Warrant [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 0	3,312,941
Issuance of Public Warrants and Private Placement Warrants		8,635,764
Change in fair value of Public Warrants and Private Placement Warrants		959,526	155,156,061
Transfer of Public Warrants from Level 3 to Level 1 measurement		(6,282,349)
Ending balance	$ 3,312,941	$ 3,312,941	$ 158,469,002